WARRANTS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				114 Months Ended	120 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended					3 Months Ended				0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Jun. 30, 2014	Jun. 19, 2012 Warrants exercisable at $0.07 [Member] Tangiers Investors, LP [Member]	Jun. 19, 2012 Warrants exercisable at $0.07 [Member] Tangiers Investors, LP [Member]	Sep. 27, 2010 Warrant Contingency [Member] Tangiers Investors, LP [Member]	Sep. 27, 2010 Warrant Contingency [Member] Tangiers Investors, LP [Member]	Nov. 19, 2013 Ruby Development Company [Member]	Mar. 06, 2012 Ruby Development Company [Member]	Apr. 22, 2011 Ruby Development Company [Member]	Jan. 26, 2011 Ruby Development Company [Member]	Sep. 27, 2010 Ruby Development Company [Member]	Dec. 30, 2010 Ruby Development Company [Member]	Nov. 19, 2013 Ruby Development Company [Member]	Mar. 06, 2012 Ruby Development Company [Member]	Jul. 01, 2011 Ruby Development Company [Member]	Jun. 19, 2012 Tangiers Investors, LP [Member]	May 30, 2012 Tangiers Investors, LP [Member]	May 16, 2012 Tangiers Investors, LP [Member]	Mar. 15, 2012 Tangiers Investors, LP [Member]	Feb. 02, 2012 Tangiers Investors, LP [Member]	Dec. 29, 2011 Tangiers Investors, LP [Member]	Dec. 30, 2010 Tangiers Investors, LP [Member]	Sep. 27, 2010 Tangiers Investors, LP [Member]	Jun. 19, 2012 Tangiers Investors, LP [Member]	May 30, 2012 Tangiers Investors, LP [Member]	May 16, 2012 Tangiers Investors, LP [Member]	Mar. 15, 2012 Tangiers Investors, LP [Member]	Feb. 02, 2012 Tangiers Investors, LP [Member]	Dec. 29, 2011 Tangiers Investors, LP [Member]	Dec. 30, 2010 Tangiers Investors, LP [Member]	Sep. 27, 2010 Tangiers Investors, LP [Member]
WARRANTS (Details) [Line Items]
Class of Warrants or Rights Granted (in Shares)			0		4,000,000	4,800,000	2,250,000	13,000,000			750,000		1,000,000			2,000,000	2,000,000		10,000,000					750,000	150,000	150,000	500,000	500,000	250,000	500,000	1,500,000
Adjustments to Additional Paid in Capital, Warrant Issued						$ 175,047	$ 219,940	$ 149,896			$ 49,978		$ 14,195			$ 175,047	$ 219,940	$ 152,415		$ 149,896				$ 47,431	$ 9,421	$ 9,411	$ 45,268	$ 52,779	$ 20,568
Warrants, Term of Warrants																		5 years		2 years
Fair Value Adjustment of Warrants															14,000,000			2,519
Debt Instrument, Face Amount												100,000											1,990,000									100,000	25,000	50,000	75,000	100,000	25,000	50,000	50,000
Debt Instrument, Unamortized Discount														9,965																								14,195	22,475
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 0.07									$ 0.04	$ 0.09										$ 0.14	$ 0.06	$ 0.07	$ 0.09	$ 0.13	$ 0.115	$ 0.05	$ 0.05
Class of Warrant or Rights, Exercisable (in Shares)															4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date															Dec. 30, 2018
Gain (loss) on equity modification	$ 0	$ 0	$ 0	$ 0	$ (85,399)	$ 0			$ (85,399)	$ (85,399)					$ 85,399